Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	€ (430)	€ (34)	€ (581)
Adjustments to reconcile net loss to net cash flows
Depreciation of property and equipment and lease right-of-use assets	118	94	86
Amortization of intangible assets	53	33	25
Excess and obsolete reserve	14	0	0
Share-based compensation expense	381	223	176
Finance income	(421)	(246)	(94)
Finance costs	132	91	510
Income tax expense/(benefit)	60	283	(128)
Other	7	6	7
Changes in working capital:
Increase in trade receivables and other assets	(84)	(245)	(187)
Increase in trade and other liabilities	226	137	425
Increase in deferred revenue	52	67	73
(Decrease)/increase in provisions	(3)	5	6
Interest paid on lease liabilities	(53)	(50)	(55)
Interest received	37	3	4
Income tax paid	(43)	(6)	(8)
Net cash flows from operating activities	46	361	259
Investing activities
Business combinations, net of cash acquired	(306)	(115)	(336)
Purchases of property and equipment	(25)	(85)	(78)
Purchases of short term investments	(457)	(497)	(1,354)
Sales and maturities of short term investments	368	375	1,421
Sales of long term investments	0	144	0
Change in restricted cash	0	1	2
Other	(3)	(10)	(27)
Net cash flows used in investing activities	(423)	(187)	(372)
Financing activities
Payments of lease liabilities	(43)	(35)	(24)
Lease incentives received	2	7	20
Repurchases of ordinary shares	(2)	(89)	0
Proceeds from exercise of stock options	43	167	319
Proceeds from issuance of warrants	0	31	0
Proceeds from issuance of Exchangeable Notes, net of costs	0	1,223	0
Payments for employee taxes withheld from restricted stock unit releases	(40)	(54)	(30)
Net cash flows (used in)/from financing activities	(40)	1,250	285
Net (decrease)/increase in cash and cash equivalents	(417)	1,424	172
Cash and cash equivalents at January 1	2,744	1,151	1,065
Net foreign exchange gains/(losses) on cash and cash equivalents	156	169	(86)
Cash and cash equivalents at December 31	2,483	2,744	1,151
Non-cash investing and financing activities
Deferred consideration liability recognized in conjunction with business combination	0	9	32
Recognition of lease right-of-use asset in exchange for lease liabilities	20	23	29
Purchases of property and equipment in trade and other liabilities	5	13	16
Issuance of shares upon exercise of, or effective net settlement of, warrants	€ 0	€ 0	€ 267